Organization - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Apr. 25, 2016 $ / shares shares	Oct. 31, 2017	Sep. 30, 2017 $ / shares shares	Sep. 30, 2016	Dec. 31, 2017 USD ($) a ft² games Slot Room Parking_garage_space Segment	Jan. 01, 2019 games	Dec. 31, 2016	Jul. 31, 2016	Dec. 31, 2015	Oct. 31, 2015 Seat
Organization Disclosure [Line Items]
Number of reportable segments | Segment					2
CityCenter Holdings LLC As Investee [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					50.00%		50.00%
Las Vegas Arena Company LLC As Investee [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					42.50%		42.50%
Number of seats | Seat										20,000
Grand Victoria [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					50.00%		50.00%		50.00%
Infinity World Development Corp [Member] | CityCenter Holdings LLC As Investee [Member] | Co-venturer [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					50.00%
Anschutz Entertainment Group, Inc [Member] | Las Vegas Arena Company LLC As Investee [Member] | Co-venturer [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					42.50%
Athena Arena, LLC [Member] | Las Vegas Arena Company LLC As Investee [Member] | Co-venturer [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					15.00%
Hyatt Gaming [Member] | Grand Victoria [Member] | Co-venturer [Member]
Organization Disclosure [Line Items]
Percentage ownership interest					50.00%
Class A shares [Member]
Organization Disclosure [Line Items]
Common stock voting rights					one vote per share
MGM Growth Properties LLC [Member]
Organization Disclosure [Line Items]
Minimum ownership percentage required for majority voting interest					30.00%
Partnership interest	73.30%	73.40%	72.30%		73.40%
Percentage of minority interest					26.60%
Percentage of partnership ownership interest					100.00%
Ownership interest transferred					100.00%
MGM Growth Properties LLC [Member] | Class A shares [Member]
Organization Disclosure [Line Items]
New issuance of shares | shares			13,225,000
Shares authorized to underwriters | shares			1,725,000
Initial offering price | $ / shares			$ 30.60
MGM Growth Properties LLC [Member] | Class A shares [Member] | Initial Public Offering [Member]
Organization Disclosure [Line Items]
New issuance of shares | shares	57,500,000
Shares authorized to underwriters | shares	7,500,000
Initial offering price | $ / shares	$ 21
Percentage of minority interest								26.70%
Non-Guarantor MGP Subsidiaries [Member] | Class B shares [Member]
Organization Disclosure [Line Items]
Common stock voting rights					Class B share, is entitled to an amount of votes representing a majority of the total voting power of MGP’s shares so long as the Company and its controlled affiliates’ (excluding MGP) aggregate beneficial ownership of the combined economic interests in MGP and the Operating Partnership does not fall below 30%.
MGM China [Member]
Organization Disclosure [Line Items]
Percentage ownership interest				56.00%	56.00%
MGM Cotai [Member]
Organization Disclosure [Line Items]
Number of gaming tables					100
Number of gaming tables transferred					77
MGM Cotai [Member] | Forecast [Member]
Organization Disclosure [Line Items]
Number of additional gaming tables						25
Number of aggregate gaming tables						125
MGM Cotai [Member] | Macau [Member]
Organization Disclosure [Line Items]
Area of development site (in acres) | a					18
MGM Springfield [Member] | Massachusetts [Member]
Organization Disclosure [Line Items]
Area of development site (in acres) | a					14
Number of gaming tables					120
Expected development and construction cost, excluding capitalized and land related costs | $					$ 960
Number of slots | Slot					2,550
Number of hotel rooms | Room					250
Area of retail and restaurant space | ft²					100,000
Area of meeting and event space | ft²					44,000
Parking garage space | Parking_garage_space					3,500